STOCK-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF RESTRICTED STOCK AND RSU ACTIVITY

Restricted Stock and RSU activity was as follows:

	Service-Based Restricted Stock		Performance-Based RSUs
	Shares	Weighted average grant-date fair value	Shares	Weighted average grant-date fair value
Nonvested as of January 1, 2024	—	$—	10,900,128	$2.97
Granted	19,348,954	4.51	—	—
Vested	—	—	(7,148,506)	2.85
Forfeited	—	—	—	—
Nonvested as of March 31, 2024	19,348,954	$4.51	3,751,622	$3.19

SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE

The Company recorded stock-based compensation expense in the following expense categories in the accompanying consolidated statements of operations:

Three months ended
March 31, 2024
Research and development	$19,735,896
General and administrative	6,597,353
Total	$26,333,249